COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of other provisions [abstract]
Disclosure of capital commitments and legal liabilities

	As at December 31, 2025	As at December 31, 2024
Capital commitments	$6,528	$2,614
Contingent legal liabilities	$6,650	$7,007
Within 1 year	$13,178	$9,621
Year 2 and onwards	$—	$—

Development related commitments and contingencies

	As at December 31, 2025	As at December 31, 2024
Development related commitments	$118,508	$152,557
Within 1 year	$118,508	$152,557
Year 2 and onwards	$—	$—

a)The capital commitments include the amount which the Company has committed to invest in relation to capital expenditure and exploration activities in the Côte d'Ivoire and Mali, as well as construction activities committed in Ethiopia.
b)The Company’s mining and exploration activities are subject to various laws and regulations governing the protection of the environment. These laws and regulations are continually changing and generally becoming more restrictive. The Company believes its operations are materially in compliance with all applicable laws and regulations. The Company has made, and expects to make in the future, expenditures to comply with such laws and regulations.
c)The Company is, from time to time, involved in various claims and legal proceedings. The Company cannot reasonably predict the likelihood or outcome of these activities. The Company does not believe that adverse decisions in any pending or threatened proceedings related to any matter, or any amount which may be required to be paid by reasons thereof, will have a material effect on the financial condition or future results of operations. As at December 31, 2025, $6.7 million has been accrued relating to such matters (December 31, 2024: $7.0 million).
d)A Net Smelter Royalty on future production from the “PB5” extension of the Bonikro mine on a maximum of 560,000 ounces of gold production, as follows:

Average Gold Price	Percentage of Net Smelter Return
$1,250 or less	0%
$1,251 to $1,299	2.5%
$1,300 to $1,349	3.0%
$1,350 to $1,399	3.5%
$1,400 to $1,449	4.0%
$1,450 and above	4.5%